Offerings - Offering: 1	Jun. 23, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Amount Registered | shares	5,000,000
Maximum Aggregate Offering Price	$ 42,700,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,537.37
Offering Note	Represents the additional 5,000,000 Common Shares authorized to be issued under the LXP Industrial Trust 2022 Equity-Based Award Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also registers any additional securities to be offered or issued in connection with stock splits, stock dividends, recapitalizations, or similar transactions.
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per Common Share of the registrant as reported on the New York Stock Exchange on June 17, 2025, which was $8.54 per share.